Equity (Net Unrealized Investment Gains (Losses) in AOCI) on AFS Fixed Maturity Securities with OTTI, Allowance for Credit Losses and All Other Investments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	[1]	$ 101,987
Ending Balance	[1]	(36,190)	$ 101,987
Net Unrealized Gains (Losses) on AFS Fixed Maturity Securities on which an OTTI Loss has been Recognized
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		0	0	$ 51
Reclassification due to implementation of ASU 2016-13				(51)
Cumulative effect of adoption of ASU 2018-12			0
Net unrealized investment gains (losses) on investments arising during the period		0	0	0
Reclassification adjustment for (gains) losses included in net income		0	0	0
Impact of net unrealized investment (gains) losses		0	0	0
Ending Balance		0	0	0
Net Unrealized Gains (Losses) on All Other Investments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		180,806	255,724	115,988
Reclassification due to implementation of ASU 2016-13				51
Cumulative effect of adoption of ASU 2018-12			0
Net unrealized investment gains (losses) on investments arising during the period		(436,527)	(74,500)	139,971
Reclassification adjustment for (gains) losses included in net income		(863)	(418)	(286)
Impact of net unrealized investment (gains) losses		0	0	0
Ending Balance		(256,584)	180,806	255,724
Other Costs
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		64,772	28,241	8,973
Reclassification due to implementation of ASU 2016-13				0
Cumulative effect of adoption of ASU 2018-12			59,506
Net unrealized investment gains (losses) on investments arising during the period		0	0	0
Reclassification adjustment for (gains) losses included in net income		0	0	0
Impact of net unrealized investment (gains) losses		(148,484)	(22,975)	19,268
Ending Balance		(83,712)	64,772	28,241
Future Policy Benefits, Policyholders' Account Balances and Other Liabilities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		(92,319)	(48,283)	(15,373)
Reclassification due to implementation of ASU 2016-13				0
Cumulative effect of adoption of ASU 2018-12			(74,668)
Net unrealized investment gains (losses) on investments arising during the period		0	0	0
Reclassification adjustment for (gains) losses included in net income		0	0	0
Impact of net unrealized investment (gains) losses		209,389	30,632	(32,910)
Ending Balance		117,070	(92,319)	(48,283)
Income Tax Benefit (Expense)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		(32,184)	(49,492)	(23,023)
Reclassification due to implementation of ASU 2016-13				0
Cumulative effect of adoption of ASU 2018-12			3,183
Net unrealized investment gains (losses) on investments arising during the period		91,638	15,644	(29,394)
Reclassification adjustment for (gains) losses included in net income		181	88	61
Impact of net unrealized investment (gains) losses		(12,795)	(1,607)	2,864
Ending Balance		46,840	(32,184)	(49,492)
Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		121,075	186,190	86,616
Reclassification due to implementation of ASU 2016-13				0
Cumulative effect of adoption of ASU 2018-12			(11,979)
Net unrealized investment gains (losses) on investments arising during the period		(344,889)	(58,856)	110,577
Reclassification adjustment for (gains) losses included in net income		(682)	(330)	(225)
Impact of net unrealized investment (gains) losses		48,110	6,050	(10,778)
Ending Balance		$ (176,386)	$ 121,075	$ 186,190

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.